Structured entities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities
The following table presents the assets and liabilities recorded on our Consolidated Balance Sheets and our maximum exposure to loss related to our interests in unconsolidated structured entities. It also presents the size of each class of unconsolidated structured entity, as measured by the total assets of the entities in which we have an interest.

	As at October 31, 2022

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets

Securities	$255	$–	$3,089	$–	$595	$3,939
Loans	–	5,334	–	8,494	2,487	16,315
Derivatives	25	–	–	–	100	125
Other assets	–	6	–	–	568	574
	$280	$5,340	$3,089	$8,494	$3,750	$20,953
On-balance sheet liabilities
Derivatives	$171	$–	$–	$–	$–	$171
	$171	$–	$–	$–	$–	$171
Maximum exposure to loss (2)	$48,260	$8,658	$3,758	$14,339	$5,523	$80,538
Total assets of unconsolidated structured entities	$47,289	$26,543	$548,320	$64,361	$554,573	$1,241,086

	As at October 31, 2021

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets

Securities	$12	$–	$3,047	$–	$537	$3,596
Loans	–	4,569	–	6,855	1,453	12,877
Derivatives	17	–	–	–	108	125
Other assets	–	27	–	–	363	390
	$29	$4,596	$3,047	$6,855	$2,461	$16,988
On-balance sheet liabilities
Derivatives	$93	$–	$–	$–	$–	$93
	$93	$–	$–	$–	$–	$93
Maximum exposure to loss (2)	$40,893	$8,361	$3,651	$12,214	$4,057	$69,176
Total assets of unconsolidated structured entities	$40,074	$19,881	$506,699	$80,458	$392,348	$1,039,460

(1)	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $
32 billion
as at October 31, 2022 (October 31, 2021 – $25 billion).
(2)	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 24.